Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (97,857)
Net current-period other comprehensive income (loss)	[1]		(25,379)	$ (114,967)	$ 67,422
Ending balance			(71,558)	(97,857)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			50,570	(20,675)	6,807
Other comprehensive income (loss) before reclassifications			(138,485)	100,900	11,798
Amount reclassified from accumulated other comprehensive income (loss)			51,481	(29,655)	(39,280)
Net current-period other comprehensive income (loss)			87,004	(71,245)	27,482
Ending balance		$ (20,675)	(36,434)	50,570	(20,675)
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(99,181)	(147,096)	(106,305)
Other comprehensive income (loss) before reclassifications			127,673	47,229	57,359
Amount reclassified from accumulated other comprehensive income (loss)		16,568	2,656	686
Net current-period other comprehensive income (loss)			(130,329)	(47,915)	40,791
Ending balance		(147,096)	31,148	(99,181)	(147,096)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(49,246)	(43,451)	(45,465)
Other comprehensive income (loss) before reclassifications			(15,743)	(5,795)	2,014
Amount reclassified from accumulated other comprehensive income (loss)			(1,283)	0	0
Net current-period other comprehensive income (loss)			17,026	5,795	(2,014)
Ending balance		(43,451)	(66,272)	(49,246)	(43,451)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(97,857)	(211,222)	(144,963)
Other comprehensive income (loss) before reclassifications			(26,555)	111,519	(43,547)
Amount reclassified from accumulated other comprehensive income (loss)			52,854	1,846	(22,712)
Net current-period other comprehensive income (loss)			(26,299)	(113,365)	66,259
Ending balance		$ (211,222)	$ (71,558)	$ (97,857)	$ (211,222)

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $1,419, $(6,186) and $1,891 for the years 2022, 2021 and 2020, respectively.